UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Government Markets Income Trust

SEMIANNUAL REPORT

May 31, 2012

MGF-SEM

Managed Distribution Policy Disclosure

The MFS Government Markets Income Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the notice to shareholders – the sources of distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® GOVERNMENT MARKETS INCOME TRUST

New York Stock Exchange Symbol: MGF

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Through this integrated approach, our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	37.2%
U.S. Treasury Securities	21.9%
U.S. Government Agencies	16.8%
High Grade Corporates	8.9%
Emerging Markets Bonds	6.7%
Commercial Mortgage-Backed Securities	4.1%
Municipal Bonds	1.7%
Non-U.S. Government Bonds	0.3%

Composition including fixed income credit quality (a)(i)
AAA	2.6%
AA	3.6%
A	3.4%
BBB	11.3%
BB	0.8%
U.S. Government	25.0%
Federal Agencies	54.0%
Not Rated	(3.1)%
Cash & Other	2.4%

Portfolio facts (i)
Average Duration (d)	4.6
Average Effective Maturity (m)	7.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position

Portfolio Composition – continued

on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 5/31/12.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGER PROFILE

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment management area of MFS since 1993. Manager of the fund since April 2006.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 7.25% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.9%
Issuer	Shares/Par	Value ($)

U.S. Bonds - 91.8%
Agency - Other - 14.1%
Financing Corp., 10.7%, 2017	$4,095,000	$6,065,137
Financing Corp., 9.4%, 2018	3,085,000	4,432,047
Financing Corp., 9.8%, 2018	4,350,000	6,382,485
Financing Corp., 10.35%, 2018	6,820,000	10,370,956
Financing Corp., STRIPS, 0%, 2017	5,000,000	4,648,745

		$31,899,370
Asset-Backed & Securitized - 4.1%
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049	$1,000,000	$1,143,100
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,200,000	1,318,211
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,366,646	1,525,419
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	500,000	550,895
CWCapital LLC, 5.223%, 2048	1,000,000	1,084,995
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.98%, 2051	754,902	800,850
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.817%, 2049	1,000,000	1,079,751
Prudential Securities Secured Financing Corp., FRN, 7.223%, 2013 (z)	1,819,000	1,811,215

		$9,314,436
Cable TV - 0.6%
Time Warner Cable, Inc., 8.25%, 2019	$1,000,000	$1,305,095

Chemicals - 0.3%
Dow Chemical Co., 8.55%, 2019	$500,000	$661,346

Computer Software - Systems - 0.4%
International Business Machines Corp., 8%, 2038	$500,000	$854,191

Energy - Integrated - 0.0%
Hess Corp., 8.125%, 2019	$30,000	$38,985

Food & Beverages - 0.9%
Anheuser-Busch InBev S.A., 7.75%, 2019	$750,000	$992,301
Kraft Foods, Inc., 6.125%, 2018	960,000	1,157,945

		$2,150,246

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Local Authorities - 2.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$580,000	$706,811
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	32,000	46,930
Port Authority NY & NJ (168th Series), 4.926%, 2051	770,000	877,261
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	1,650,000	2,021,877
State of California (Build America Bonds), 7.6%, 2040	420,000	548,524
University of California Rev. (Build America Bonds), 5.77%, 2043	450,000	550,080

		$4,751,483
Major Banks - 0.4%
Bank of America Corp., 7.625%, 2019	$170,000	$194,326
Merrill Lynch & Co., Inc., 6.05%, 2016	750,000	770,577

		$964,903
Mortgage-Backed - 37.0%
Fannie Mae, 4.722%, 2012	$88,912	$88,868
Fannie Mae, 4.553%, 2013	867,593	880,680
Fannie Mae, 5%, 2013-2040	3,500,014	3,744,278
Fannie Mae, 5.06%, 2013	359,797	373,718
Fannie Mae, 5.357%, 2013	911,367	927,560
Fannie Mae, 4.77%, 2014	444,806	471,130
Fannie Mae, 4.842%, 2014	2,542,543	2,697,524
Fannie Mae, 5.1%, 2014	483,965	516,894
Fannie Mae, 4.7%, 2015	439,941	473,548
Fannie Mae, 4.74%, 2015	357,993	386,805
Fannie Mae, 4.78%, 2015	498,933	541,700
Fannie Mae, 4.815%, 2015	528,268	571,651
Fannie Mae, 4.82%, 2015	887,588	954,163
Fannie Mae, 4.85%, 2015	314,530	338,628
Fannie Mae, 4.86%, 2015	143,848	154,474
Fannie Mae, 4.87%, 2015	332,788	360,501
Fannie Mae, 4.89%, 2015	373,169	402,779
Fannie Mae, 5.466%, 2015	825,673	914,516
Fannie Mae, 5.09%, 2016	500,000	556,078
Fannie Mae, 5.423%, 2016	721,116	814,765
Fannie Mae, 5.845%, 2016	265,248	287,604
Fannie Mae, 6.5%, 2016-2037	2,845,675	3,235,324
Fannie Mae, 5.05%, 2017	508,924	567,162
Fannie Mae, 5.3%, 2017	558,077	626,040

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.5%, 2017-2038	$19,000,629	$20,848,013
Fannie Mae, 6%, 2017-2037	5,708,067	6,369,252
Fannie Mae, 4.88%, 2020	241,472	270,259
Fannie Mae, 4.5%, 2041	1,687,490	1,837,904
Fannie Mae, TBA, 3%, 2018	748,000	779,790
Freddie Mac, 5%, 2016-2040	7,664,840	8,261,951
Freddie Mac, 2.323%, 2018	499,000	515,724
Freddie Mac, 2.13%, 2019	1,500,000	1,527,653
Freddie Mac, 6%, 2021-2038	2,953,215	3,279,124
Freddie Mac, 4.5%, 2024-2040	2,347,257	2,505,569
Freddie Mac, 5.5%, 2024-2036	4,087,985	4,487,099
Freddie Mac, 6.5%, 2037	867,428	980,799
Freddie Mac, 3.5%, 2042	490,196	515,916
Freddie Mac, TBA, 3%, 2018	930,000	967,636
Ginnie Mae, 5.5%, 2033-2042	3,607,720	4,026,417
Ginnie Mae, 4.5%, 2041	762,428	842,086
Ginnie Mae, 3.5%, 2042	349,443	373,850
Ginnie Mae, 5.612%, 2058	948,565	1,011,094
Ginnie Mae, 6.357%, 2058	749,723	803,463
Ginnie Mae, TBA, 3.5%, 2040	2,670,000	2,848,139

		$83,938,128
Municipals - 1.6%
Florida Department of Transportation, (Right of Way), “A”, 5%, 2021	$300,000	$377,730
Garland, TX, Independent School District, N, 5%, 2022	585,000	726,512
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, 5%, 2022	560,000	708,473
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A”, 5%, 2022	185,000	235,207
Omaha, NE, General Obligation, (Omaha Convention Center/Arena Project), 5.25%, 2022	390,000	506,551
Seattle, WA, General Obligation, 5%, 2021	330,000	420,083
University of Texas, Financing Systems, “B”, 5.375%, 2023	585,000	773,850

		$3,748,406
Natural Gas - Pipeline - 0.5%
Energy Transfer Partners LP, 8.5%, 2014	$17,000	$18,874
Kinder Morgan Energy Partners, 6.85%, 2020	1,000,000	1,212,169

		$1,231,043

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Network & Telecom - 0.3%
Verizon Communications, Inc., 8.75%, 2018	$449,000	$613,814

Other Banks & Diversified Financials - 0.4%
Capital One Financial Corp., 8.8%, 2019	$280,000	$355,482
Citigroup, Inc., 8.5%, 2019	94,000	115,128
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	413,000	379,134

		$849,744
Real Estate - 0.4%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$878,156

Retailers - 0.4%
Staples, Inc., 9.75%, 2014	$750,000	$844,675

Tobacco - 0.9%
Altria Group, Inc., 9.7%, 2018	$500,000	$687,522
Altria Group, Inc., 9.25%, 2019	250,000	343,490
Lorillard Tobacco Co., 8.125%, 2019	796,000	992,629

		$2,023,641
U.S. Government Agencies and Equivalents - 2.5%
Aid-Egypt, 4.45%, 2015	$1,755,000	$1,967,881
Freddie Mac, 2.375%, 2022	1,120,000	1,152,601
Small Business Administration, 6.35%, 2021	353,618	395,299
Small Business Administration, 6.34%, 2021	276,137	309,166
Small Business Administration, 6.44%, 2021	360,482	401,890
Small Business Administration, 6.625%, 2021	422,694	473,300
Small Business Administration, 5.52%, 2024	679,840	764,291
U.S. Department of Housing & Urban Development, 6.36%, 2016	121,000	121,424
U.S. Department of Housing & Urban Development, 6.59%, 2016	171,000	171,477

		$5,757,329
U.S. Treasury Obligations - 24.9%
U.S. Treasury Bonds, 5.25%, 2029	$1,448,000	$2,075,391
U.S. Treasury Bonds, 4.75%, 2037	2,000,000	2,833,124
U.S. Treasury Bonds, 4.375%, 2038	6,580,000	8,874,775
U.S. Treasury Bonds, 4.5%, 2039	2,618,100	3,613,386
U.S. Treasury Notes, 1.375%, 2013	6,961,000	7,013,208
U.S. Treasury Notes, 4%, 2015	4,140,000	4,544,942
U.S. Treasury Notes, 2.625%, 2016	6,999,000	7,563,840
U.S. Treasury Notes, 0.875%, 2016	2,300,000	2,326,774

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 4.75%, 2017 (f)	$3,389,000	$4,088,774
U.S. Treasury Notes, 2.625%, 2018	702,000	774,394
U.S. Treasury Notes, 2.75%, 2019	6,894,000	7,706,196
U.S. Treasury Notes, 3.125%, 2019	2,834,000	3,242,717
U.S. Treasury Notes, 3.5%, 2020	681,000	800,601
U.S. Treasury Notes, 2.625%, 2020	162,000	179,314
U.S. Treasury Notes, 3.125%, 2021	668,000	765,016

		$56,402,452
Total U.S. Bonds		$208,227,443

Foreign Bonds - 8.1%
Brazil - 2.3%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$100,000	$112,000
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	253,000	255,530
BNDES Participacoes S.A., 6.5%, 2019 (n)	475,000	551,000
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	603,000	640,687
Federative Republic of Brazil, 11%, 2040	183,000	236,070
Federative Republic of Brazil, 5.625%, 2041	323,000	377,103
Oi S.A., 5.75%, 2022 (n)	443,000	433,033
Petrobras International Finance Co., 7.875%, 2019	453,000	547,892
Petrobras International Finance Co., 5.375%, 2021	1,377,000	1,469,532
Vale Overseas Ltd., 4.375%, 2022	309,000	308,868
Vale Overseas Ltd., 6.875%, 2039	165,000	190,027
Vale Overseas Ltd., 4.625%, 2020	104,000	107,204
Votorantim Participacoes S.A., 6.75%, 2021 (n)	125,000	134,375

		$5,363,321
Canada - 0.9%
Rogers Communications, Inc., 6.8%, 2018	$1,000,000	$1,233,020
Talisman Energy, Inc., 7.75%, 2019	650,000	811,723

		$2,044,743
Chile - 0.4%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$209,000	$217,730
Empresa Nacional del Petroleo, 6.25%, 2019	214,000	242,337
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	429,000	475,203

		$935,270
China - 0.1%
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	$226,000	$241,230

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Colombia - 0.1%
Republic of Colombia, 6.125%, 2041	$104,000	$128,700

Czech Republic - 0.1%
CEZ A.S., 4.25%, 2022 (n)	$334,000	$336,545

Iceland - 0.3%
Republic of Iceland, 5.875%, 2022 (z)	$101,000	$98,984
Republic of Iceland, 4.875%, 2016 (n)	667,000	674,580

		$773,564
Kazakhstan - 0.1%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$209,000	$214,748

Luxembourg - 0.0%
ArcelorMittal, 9.85%, 2019	$33,000	$39,069

Malaysia - 0.2%
Petronas Capital Ltd., 7.875%, 2022	$370,000	$509,697

Mexico - 1.1%
Pemex Project Funding Master Trust, 5.75%, 2018	$160,000	$178,800
Petroleos Mexicanos, 8%, 2019	228,000	283,860
Petroleos Mexicanos, 6%, 2020	404,000	455,510
Petroleos Mexicanos, 5.5%, 2021	130,000	143,000
Petroleos Mexicanos, 4.875%, 2022 (n)	261,000	274,050
United Mexican States, 3.625%, 2022	1,164,000	1,198,920

		$2,534,140
Peru - 0.2%
Republic of Peru, 8.75%, 2033	$180,000	$284,400
Southern Copper Corp., 6.75%, 2040	117,000	122,171

		$406,571
Poland - 0.1%
Republic of Poland, 5%, 2022	$136,000	$142,256

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Russia - 0.7%
Gaz Capital S.A., 8.125%, 2014 (n)	$509,000	$556,083
Gaz Capital S.A., 5.999%, 2021 (n)	796,000	831,422
VTB Capital S.A., 6.465%, 2015 (n)	154,000	160,160

		$1,547,665
Slovakia - 0.4%
Republic of Slovakia, 4.375%, 2022 (z)	$909,000	$868,095

South Africa - 0.8%
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)	$592,000	$560,278
Myriad International Holdings B.V., 6.375%, 2017 (n)	174,000	190,965
Republic of South Africa, 6.25%, 2041	344,000	404,630
Republic of South Africa, 5.5%, 2020	140,000	155,750
Republic of South Africa, 4.665%, 2024	412,000	421,682

		$1,733,305
United Kingdom - 0.3%
Diageo Capital PLC, 5.75%, 2017	$520,000	$626,702
Total Foreign Bonds		$18,445,621
Total Bonds (Identified Cost, $200,409,080)		$226,673,064

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	3,862,767	$3,862,767
Total Investments (Identified Cost, $204,271,847)		$230,535,831

Other Assets, Less Liabilities - (1.6)%		(3,589,155)
Net Assets - 100.0%		$226,946,676

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,384,416 representing 2.8% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Prudential Securities Secured Financing Corp., FRN, 7.223%, 2013	12/06/04	$1,843,431	$1,811,215
Republic of Iceland, 5.875%, 2022	5/03/12	100,065	98,984
Republic of Slovakia, 4.375%, 2022	5/10/12	900,675	868,095
Total Restricted Securities			$2,778,294
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Derivative Contracts at 5/31/12

Futures Contracts Outstanding at 5/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures Contracts
U.S. Treasury Bond 30 yr (Short)	USD	47	$7,036,781	September - 2012	$(110,321)

At May 31, 2012, the fund had liquid securities with an aggregate value of $143,571 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $200,409,080)	$226,673,064
Underlying affiliated funds, at cost and value	3,862,767
Total investments, at value (identified cost, $204,271,847)	$230,535,831
Cash	52
Receivables for
Investments sold	3,216,694
Interest	1,833,546
Other assets	18,184
Total assets	$235,604,307
Liabilities
Payables for
Distributions	$98,872
Daily variation margin on open futures contracts	29,375
Investments purchased	3,779,827
TBA purchase commitments	4,542,888
Payable to affiliates
Investment adviser	6,096
Transfer agent and dividend disbursing costs	4,347
Payable for independent Trustees’ compensation	99,969
Accrued expenses and other liabilities	96,257
Total liabilities	$8,657,631
Net assets	$226,946,676
Net assets consist of
Paid-in capital	$223,722,717
Unrealized appreciation (depreciation) on investments	26,153,663
Accumulated net realized gain (loss) on investments	(18,438,530)
Accumulated distributions in excess of net investment income	(4,491,174)
Net assets	$226,946,676
Shares of beneficial interest outstanding	32,500,105
Net asset value per share (net assets of $226,946,676 / 32,500,105 shares of beneficial interest outstanding)	$6.98

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$4,857,984
Dividends from underlying affiliated funds	3,186
Total investment income	$4,861,170
Expenses
Management fee	$645,379
Transfer agent and dividend disbursing costs	56,063
Administrative services fee	22,194
Independent Trustees’ compensation	23,206
Stock exchange fee	14,418
Custodian fee	17,299
Shareholder communications	65,397
Audit and tax fees	34,894
Legal fees	3,006
Miscellaneous	12,520
Total expenses	$894,376
Fees paid indirectly	(7)
Reduction of expenses by investment adviser	(485)
Net expenses	$893,884
Net investment income	$3,967,286
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$529,023
Futures contracts	(301,688)
Net realized gain (loss) on investments	$227,335
Change in unrealized appreciation (depreciation)
Investments	$3,270,528
Futures contracts	(179,550)
Net unrealized gain (loss) on investments	$3,090,978
Net realized and unrealized gain (loss) on investments	$3,318,313
Change in net assets from operations	$7,285,599

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	5/31/12	11/30/11
	(unaudited)
Change in net assets
From operations
Net investment income	$3,967,286	$8,579,671
Net realized gain (loss) on investments	227,335	(415,907)
Net unrealized gain (loss) on investments	3,090,978	3,175,639
Change in net assets from operations	$7,285,599	$11,339,403
Distributions declared to shareholders
From net investment income	$(3,967,286)	$(10,474,901)
From tax return of capital	—	(6,121,334)
From other sources	(4,278,607)	—
Total distributions declared to shareholders	$(8,245,893)	$(16,596,235)
Change in net assets from fund share transactions	$298,306	$—
Total change in net assets	$(661,988)	$(5,256,832)
Net assets
At beginning of period	227,608,664	232,865,496
At end of period (including accumulated distributions in excess of net investment income of $4,491,174 and $212,567, respectively)	$226,946,676	$227,608,664

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
			2011	2010	2009	2008	2007

Net asset value, beginning of period	$7.01		$7.17	$7.27	$7.01	$7.35	$7.28
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26	$0.30	$0.32	$0.33	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		0.09	0.12	0.46	(0.15)	0.09
Total from investment operations	$0.22		$0.35	$0.42	$0.78	$0.18	$0.41
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.32)	$(0.32)	$(0.35)	$(0.34)	$(0.36)
From tax return of capital	—		(0.19)	(0.20)	(0.17)	(0.18)	(0.02)
From other sources	(0.13)		—	—	—	—	—
Total distributions declared to shareholders	$(0.25)		$(0.51)	$(0.52)	$(0.52)	$(0.52)	$(0.38)
Net increase from repurchase of capital shares	$—		$—	$—	$—	$—	$0.04
Net asset value, end of period (x)	$6.98		$7.01	$7.17	$7.27	$7.01	$7.35
Market value, end of period	$6.89		$6.85	$7.15	$7.28	$7.21	$6.59
Total return at market value (%)	4.31	(n)	3.36	5.54	8.45	17.96	5.73
Total return at net asset value (%) (j)(r)(s)(x)	3.26	(n)	5.48	5.98	11.39	2.83	6.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.80	0.83	0.83	0.94	0.89
Expenses after expense reductions (f)	0.79	(a)	0.80	0.80	0.80	0.80	0.89
Net investment income	3.49	(a)	3.75	4.19	4.48	4.55	4.33
Portfolio turnover	12		14	26	21	31	28
Net assets at end of period (000 omitted)	$226,947		$227,609	$232,865	$234,591	$225,179	$235,654

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Government Markets Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value

Notes to Financial Statements (unaudited) – continued

assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$94,059,151	$—	$94,059,151
Non-U.S. Sovereign Debt	—	13,212,983	—	13,212,983
Municipal Bonds	—	3,748,406	—	3,748,406
Corporate Bonds	—	17,167,322	—	17,167,322
Residential Mortgage-Backed Securities	—	83,938,128	—	83,938,128
Commercial Mortgage-Backed Securities	—	9,314,436	—	9,314,436
Foreign Bonds	—	5,232,638	—	5,232,638
Mutual Funds	3,862,767	—	—	3,862,767
Total Investments	$3,862,767	$226,673,064	$—	$230,535,831

Other Financial Instruments
Futures Contracts	$(110,321)	$—	$—	$(110,321)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains

Notes to Financial Statements (unaudited) – continued

and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(110,321)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(301,688)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(179,550)

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate, duration, or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent

Notes to Financial Statements (unaudited) – continued

payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The

Notes to Financial Statements (unaudited) – continued

price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/11
Ordinary income (including any short-term capital gains) (a)	$10,474,901
Tax return of capital (b)	6,121,334
Total distributions	$16,596,235

(a)	Included in the fund’s distributions from ordinary income for the year ended November 30, 2011 is $1,107,607 in excess of investment company taxable income which, in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/12
Cost of investments	$209,851,669
Gross appreciation	21,212,862
Gross depreciation	(528,700)
Net unrealized appreciation (depreciation)	$20,684,162

As of 11/30/11
Capital loss carryforwards	(10,601,026)
Other temporary differences	(3,021,040)
Net unrealized appreciation (depreciation)	17,806,319

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of November 30, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
11/30/12	$(2,529,418)
11/30/14	(1,612,467)
11/30/15	(5,364,143)
11/30/16	(766,085)
11/30/17	(129,764)
11/30/18	(199,149)
Total	$(10,601,026)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.33% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such an agreement will continue at least until November 30, 2013. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2012 was equivalent to an annual effective rate of 0.57% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual operating expenses do not exceed 0.80% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2013. For the six months ended May 31, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2012, these fees paid to MFSC amounted to $19,841.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2012 was equivalent to an annual effective rate of 0.0195% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,574 and the Retirement Deferral plan resulted in an expense of $1,110. Both amounts are included in independent Trustees’ compensation for the six months ended May 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $99,902 at May 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with

Notes to Financial Statements (unaudited) – continued

Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,447 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $485, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$17,310,061	$16,091,752
Investments (non-U.S. Government securities)	$11,478,146	$11,340,082

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2012 and the year ended November 30, 2011, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 5/31/12		Year ended 11/30/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	42,493	$298,306	—	$—

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In

Notes to Financial Statements (unaudited) – continued

addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2012, the fund’s commitment fee and interest expense were $839 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,474,891	18,730,272	(21,342,396)	3,862,767

Underlying Affiliated Fund	Realized Gain(Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,186	$3,862,767

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Government Markets Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Government Markets Income Trust (the “Fund”), including the portfolio of investments, as of May 31, 2012, and the related statement of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2012. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2011, and the financial highlights for each of the five years in the period ended November 30, 2011, and in our report dated January 13, 2012, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 17, 2012

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MGF

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Government Markets Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/11-12/31/11	0	N/A	0	3,245,761
1/01/12-1/31/12	0	N/A	0	3,245,761
2/01/12-2/28/12	0	N/A	0	3,245,761
3/01/12-3/31/12	0	N/A	0	3,248,581
4/01/12-4/30/12	0	N/A	0	3,248,581
5/01/12-5/31/12	0	N/A	0	3,248,581

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2012 plan year is 3,248,581.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2012

*	Print name and title of each signing officer under his or her signature.